11. Investments in associates and joint ventures (Details 1)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Jointly Controlled By Banco Santander [Member] | Banco Rci Brasil Sa Current Company Name Of Rci Brasil Leasing [Member]
Jointly Controlled
Name of joint venture		Banco RCI Brasil S.A.	Banco RCI Brasil S.A.	Banco RCI Brasil S.A.
Activity		Bank	Bank	Bank
Country		Brazil	Brazil	Brazil
Participation		39.89%	39.89%	39.89%
Jointly Controlled By Banco Santander [Member] | Santander Auto SA [Member]
Jointly Controlled
Name of joint venture		Santander Auto S.A.	Santander Auto S.A.	Santander Auto S.A.
Activity		Other Activities	Other Activities	Other Activities
Country		Brazil	Brazil	Brazil
Participation		50.00%	50.00%	50.00%
Jointly Controlled By Banco Santander [Member] | Norchem Participaes Consultoria Sa [Member]
Jointly Controlled
Name of joint venture	[1]	Norchem Participa??es e Consultoria S.A.	Norchem Participa??es e Consultoria S.A.	Norchem Participa??es e Consultoria S.A.
Activity	[1]	Other Activities	Other Activities	Other Activities
Country	[1]	Brazil	Brazil	Brazil
Participation	[1]	0.00%	50.00%	50.00%
Jointly Controlled By Banco Santander [Member] | Cibrasec Companhia Brasileira De Securitizao [Member]
Jointly Controlled
Name of joint venture	[1],[2],[3]	Cibrasec - Companhia Brasileira de Securitiza??o	Cibrasec - Companhia Brasileira de Securitiza??o	Cibrasec - Companhia Brasileira de Securitiza??o
Activity	[1],[2],[3]	Securitization	Securitization	Securitization
Country	[1],[2],[3]	Brazil	Brazil	Brazil
Participation	[1],[2],[3]	0.00%	0.00%	9.72%
Jointly Controlled By Banco Santander [Member] | Campo Grande Empreendimentos [Member]
Jointly Controlled
Name of joint venture	[4]	Campo Grande Empreendimentos	Campo Grande Empreendimentos	Campo Grande Empreendimentos
Activity	[4]	Other Activities	Other Activities	Other Activities
Country	[4]	Brazil	Brazil	Brazil
Participation	[4]	25.32%	25.32%	25.32%
Jointly Controlled By Banco Santander [Member] | Estruturadora Brasileira De Projetos Sa Ebp [Member]
Jointly Controlled
Name of joint venture	[1],[2]	Estruturadora Brasileira de Projetos S.A. - EBP	Estruturadora Brasileira de Projetos S.A. - EBP	Estruturadora Brasileira de Projetos S.A. - EBP
Activity	[1],[2]	Other Activities	Other Activities	Other Activities
Country	[1],[2]	Brazil	Brazil	Brazil
Participation	[1],[2]	11.11%	11.11%	11.11%
Jointly Controlled By Banco Santander [Member] | Gestora De Inteligencia De Credito [Member]
Jointly Controlled
Name of joint venture	[1]	Gestora de Intelig?ncia de Cr?dito	Gestora de Intelig?ncia de Cr?dito	Gestora de Intelig?ncia de Cr?dito
Activity	[1]	Credit Bureau	Credit Bureau	Credit Bureau
Country	[1]	Brazil	Brazil	Brazil
Participation	[1]	20.00%	20.00%	20.00%
Jointly Controlled By Santander Sa Servios Tcnicos Administrativos De Corretagem De Seguros Santander Servios [Member] | Tecnologia Bancria Sa Tecban [Member]
Jointly Controlled
Name of joint venture	[1]	Tecnologia Banc?ria S.A. - TECBAN	Tecnologia Banc?ria S.A. - TECBAN	Tecnologia Banc?ria S.A. - TECBAN
Activity	[1]	Other Activities	Other Activities	Other Activities
Country	[1]	Brazil	Brazil	Brazil
Participation	[1]	18.98%	18.98%	19.81%
Jointly Controlled By Santander Sa Servios Tcnicos Administrativos De Corretagem De Seguros Santander Servios [Member] | Hyundai Corretora De Seguros [Member]
Jointly Controlled
Name of joint venture		Hyundai Corretora de Seguros	Hyundai Corretora de Seguros	Hyundai Corretora de Seguros
Activity		Insurance Broker	Insurance Broker	Insurance Broker
Country		Brazil	Brazil	Brazil
Participation		50.00%	50.00%	0.00%
Jointly Controlled By Santander Sa Servios Tcnicos Administrativos De Corretagem De Seguros Santander Servios [Member] | Psa Corretora De Seguros Servicos Ltda [Member]
Jointly Controlled
Name of joint venture	[5]	PSA Corretora de Seguros e Servi?os Ltda.	PSA Corretora de Seguros e Servi?os Ltda.	PSA Corretora de Seguros e Servi?os Ltda.
Activity	[5]	Insurance Broker	Insurance Broker	Insurance Broker
Country	[5]	Brazil	Brazil	Brazil
Participation	[5]	50.00%	50.00%	50.00%
Jointly Controlled By Santander Sa Servios Tcnicos Administrativos De Corretagem De Seguros Santander Servios [Member] | Webmotors Sa [Member]
Jointly Controlled
Name of joint venture	[6]	Webmotors S.A.	Webmotors S.A.	Webmotors S.A.
Activity	[6]	Other Activities	Other Activities	Other Activities
Country	[6]	Brazil	Brazil	Brazil
Participation	[6]	70.00%	70.00%	70.00%
Significant Influence Of Banco Santander [Member] | Norchem Holding Negcios Sa [Member]
Jointly Controlled
Name of joint venture	[1]	Norchem Holding e Neg?cios S.A.	Norchem Holding e Neg?cios S.A.	Norchem Holding e Neg?cios S.A.
Activity	[1]	Other Activities	Other Activities	Other Activities
Country	[1]	Brazil	Brazil	Brazil
Participation	[1]	0.00%	21.75%	21.75%

[1]	Companies with a one-month delay for the equity accounting. For accounting of equity in earnings, used on 03/31/2020 the position of 02/29/2020.
[2]	Although the participation is less than 20%, the Bank exercises joint control over the entity with the other majority shareholders, through a shareholders' agreement where no business decision can be taken by a single shareholder.
[3]	On July 24, 2019, Banco Santander sold its entire stake in CIBRASEC - Companhia Brasileira de Securitizacao ("CIBRASEC"), corresponding to 4,000 common shares and 50 preferred shares, to ISEC Securitizadora SA for the amount of R$9,845,611,54. Due to the closing of the transaction, Banco Santander is no longer a shareholder of CIBRASEC.
[4]	Participation arising from credit recovery of Banco Comercial e de Investimentos Sudameris S.A., merged in 2009 by Banco ABN AMRO Real S.A., which in the same year was merged by Banco Santander (Brasil) S.A., one of the Company's partners. The partners are conducting procedures for the extinction of the company, which depends on the sale of a property. Once sold, the company will be liquidated and each partner will receive their share of the equity.
[5]	In accordance with the shareholders' agreement, control is shared by Santander Corretora de Seguros and PSA Services LTD.
[6]	Although the participation is greater than 50%, in accordance with the shareholders' agreement, control is shared by Santander Corretora de Seguros and Carsales.com Investments PTY LTD. (Carsales).